Variable Interest Entities	12 Months Ended
Mar. 31, 2011
Variable Interest Entities

11. Variable Interest Entities

The Company and its subsidiaries use special purpose companies, partnerships and trusts (hereinafter referred to as SPEs) in the ordinary course of business.

These SPEs are not always controlled by voting rights, and there are cases where voting rights do not exist for those SPEs. ASC 810-10 (“Consolidation—Variable Interest Entities”) addresses consolidation by business enterprises of SPEs within the scope of the ASC Section. Generally these SPEs are entities where (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties including the equity holders or (b) as a group the holders of the equity investment at risk do not have (1) the ability to make decisions about an entity’s activities that most significantly impact the entity’s economic performance through voting rights or similar rights, or (2) the obligation to absorb the expected losses of the entity or (3) the right to receive the expected residual returns of the entity. Entities within the scope of the ASC Section are called variable interest entities (“VIEs”).

Until March 31, 2010, in accordance with ASC 810-10 before amendment, the Company and its subsidiaries were required to consolidate a VIE as the primary beneficiary if the Company and its subsidiaries had a variable interest to absorb a majority of the VIE’s expected loss or receive a majority of the VIE’s expected residual returns or meet both of these conditions by using quantitative analysis.

Also, until March 31, 2010, if SPEs met the criteria for qualifying special-purpose entity (“QSPE”) status in accordance with ASC 860 (“Transfer and Servicing”) and ASC 810-10 before amendment, the Company and its subsidiaries excluded the QSPE from scope of consolidation.

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140”), which was codified by Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)) and FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), were issued. These Updates remove the concept of a QSPE and remove the exception from applying ASC 810-10 to variable interest entities that are QSPEs and require the Company and its subsidiaries to perform a qualitative analysis to identify the primary beneficiary of all variable interest entities, including QSPEs. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effect of adopting these Updates on our financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, and an increase of ¥1,169 billion on total liabilities, respectively, in the consolidated balance sheets. These are mainly included in (f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable, and (g) VIEs for securitization of commercial mortgage loans originated by third parties.

According to these Updates, effective from April 1, 2010, the Company and its subsidiaries are required to perform a qualitative analysis to identify the primary beneficiary of variable interest entities. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity

All facts and circumstances are taken into consideration when determining whether the Company and its subsidiaries have variable interests that would deem it the primary beneficiary and therefore require consolidation of the VIE. The Company and its subsidiaries make ongoing reassessment of whether they are the primary beneficiaries of a variable interest entity.

The following are the items that the Company and its subsidiaries are considering in a qualitative assessment.

•	Which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities

•	Characteristics of the Company and its subsidiaries’ variable interest or interests and other involvements (including involvement of related parties and de facto agents)

•	Involvement of other variable interest holders

•	The entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders

The Company and its subsidiaries generally consider the following types of involvement to be significant, when determining the primary beneficiary.

•	designing the structuring of a transaction

•	providing an equity investment and debt financing

•	being the investment manager, asset manager or servicer and receiving variable fees

•	providing liquidity and other financial support

The Company does not have the power to direct activities of the VIEs that most significantly impact the VIEs’ economic performance, if that power is shared. In that case, the Company and its subsidiaries do not consolidate such VIEs.

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2010 (4)

	Millions of yen
Types of VIEs:	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	17,817	9,245	10,980	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	389,343	102,960	156,922	2,680
(d) VIEs for corporate rehabilitation support business	15,462	0	475	0
(e) VIEs for investment in securities	23,804	9,342	0	1,596
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	292,049	202,224	292,049	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	0	0	0	0
(h) Other VIEs	6,937	0	0	0

Total	¥745,412	¥323,771	¥460,426	¥4,276

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	0	0
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	0
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

March 31, 2011

	Millions of U.S. dollars
Types of VIEs:	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	$63	$46	$63	$0
(b) VIEs for acquisition of real estate and real estate development projects for customers	193	54	68	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	4,130	1,454	2,722	13
(d) VIEs for corporate rehabilitation support business	192	2	0	0
(e) VIEs for investment in securities	1,007	164	399	18
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	6,078	4,234	6,078	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	8,050	8,074	7,940	0
(h) Other VIEs	1,854	800	1,675	50

Total	$21,567	$14,828	$18,945	$81

Note:	(1) The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
(2) The assets are pledged as collateral by VIE for financing of the VIE.
(3) This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.
(4) Until March 31, 2010, the Company and its subsidiaries had made disclosures according to ASC810-10 before amendment.

2.	Non-consolidated VIEs

March 31, 2010 (4)

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss (5)
Types of VIEs:		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥80,585	¥2,540	¥10,075	¥12,615
(b) VIEs for acquisition of real estate and real estate development projects for customers	622,872	17,323	41,858	106,469
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	0	0	0	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans by third parties	0	0	0	0
(h) Other VIEs	0	0	0	0

Total	¥703,457	¥19,863	¥51,933	¥119,084

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss (5)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,143,069	0	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

March 31, 2011

	Millions of U.S. dollars
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss (5)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	$802	$13	$84	$97
(b) VIEs for acquisition of real estate and real estate development projects for customers	13,111	2,097	635	3,138
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	13,747	0	269	449
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	30,487	48	307	378
(h) Other VIEs	1,008	9	38	46

Total	$59,155	$2,167	$1,333	$4,108

Note:	(5) Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

(a) VIEs for liquidating customer assets

The Company and its subsidiaries may use VIEs in structuring financing for customers to liquidate specific customer assets. The VIEs are typically used to provide a structure that is bankruptcy remote with respect to the customer and the use of VIE structure is requested by such customer. Such VIEs typically acquire assets to be liquidated from the customer, borrow non-recourse loans from financial institutions and have an equity investment made by the customer. By using cash flows from the liquidated assets, these VIEs repay the loan and pay dividends to equity investors if sufficient funds exist.

The Company and its subsidiaries provide non-recourse loans to such VIEs and occasionally make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. Assets of the consolidated VIEs are mainly included in investment in operating leases in the consolidated balance sheets. Liabilities of the consolidated VIEs are mainly included in long-term debt in the consolidated balance sheets.

With respect to the variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets in the consolidated balance sheets.

(b) VIEs for acquisition of real estate and real estate development projects for customers

Customers and the Company and its subsidiaries are involved with VIEs formed to acquire real estate and/or develop real estate projects. In each case, a customer establishes and makes an equity investment in a VIE that is designed to be bankruptcy remote from the customer. The VIEs acquire real estate and/or develop real estate projects.

The Company and its subsidiaries provide non-recourse loans to such VIEs and hold specified bonds issued by them and/or make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. Assets of the consolidated VIEs are mainly included in cash and cash equivalents, investment in operating leases and other operating assets in the consolidated balance sheets. Liabilities of those consolidated VIEs are mainly included in long-term debt in the consolidated balance sheets.

With respect to the variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, specified bonds are included in investment in securities, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets and investment in securities in the consolidated balance sheets. The Company and its subsidiaries have commitment agreements by which the Company and its subsidiaries might be required to provide additional investment in certain non-consolidated VIEs, as long as the agreed-upon terms are met. Under these agreements, the Company and its subsidiaries are committed to invest in these VIEs with the other investors based on their respective ownership percentages.

In some cases, the Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is shared among multiple unrelated parties.

(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business

The Company and its subsidiaries establish VIEs and acquire real estate to borrow non-recourse loans from financial institutions and simplify the administration activities necessary for the real estate. The Company and its subsidiaries have consolidated such VIEs even though the Company and its subsidiaries may not have voting rights if substantially all of such VIEs’ subordinated interests are issued to the Company and its subsidiaries, and therefore the VIEs are controlled by and for the benefit of the Company and its subsidiaries.

The Company and its subsidiaries contributed additional funding to certain non-consolidated VIEs to support their repayment, since those VIEs had difficulty repaying debt and accounts payable. The amount of those additional fundings for the years ended March 31, 2010 and 2011 were ¥5,148 million and ¥14,613 million ($176 million), respectively. As a result, the Company and its subsidiaries performed the reassessment and consolidated those VIEs.

Assets of the consolidated VIEs are mainly included in investment in operating leases, cash and cash equivalents and other assets in the consolidated balance sheets. Liabilities of those consolidated VIEs are mainly included in long-term debt in the consolidated balance sheets. The Company has commitment agreements by which the Company might be required to make an additional investment in certain such consolidated VIEs.

(d) VIEs for corporate rehabilitation support business

Financial institutions, the Company and its subsidiary are involved with VIEs established for the corporate rehabilitation support business. VIEs receive the funds from investors including the financial institutions, the Company and the subsidiary, and purchase loan receivables due from borrowers which have financial problems, but that are deemed to have the potential to recover in the future. The servicing operations for the VIEs are conducted by the subsidiary.

The Company and its subsidiary consolidated such VIEs since the Company and the subsidiary have the majority of the investment share of such VIEs, and have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the servicing operations.

Assets of the consolidated VIEs are mainly included in installment loans in the consolidated balance sheets. Liabilities of those consolidated VIEs are mainly included in accrued expenses in the consolidated balance sheets.

(e) VIEs for investment in securities

The Company and its subsidiaries have interests in VIEs that are investment funds and mainly invest in equity and debt securities. Such VIEs are managed mainly by fund management companies that are independent of the Company and its subsidiaries.

The Company consolidated certain such VIEs since the Company has the majority of the investment share of them, and has the power to direct the activities of those VIEs that most significantly impact the entities’ economic performance through involvement with the design of the VIEs and/or other means.

Assets of the consolidated VIEs are mainly included in investment in securities, other receivables and investment in affiliates in the consolidated balance sheets. Liabilities of those consolidated VIEs are mainly included in short-term debt and long-term debt in the consolidated balance sheets. The Company has commitment agreements by which the Company might be required to make additional investment in certain such consolidated VIEs.

Variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, are included in investment in securities. The Company has commitment agreement by which the Company might be required to make additional investment in certain such non-consolidated VIEs.

(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable

The Company and its subsidiaries use VIEs to securitize financial assets such as direct financing leases receivable and loans receivable. In the securitization process, these financial assets are transferred to SPEs, and the SPEs issue beneficial interests or securities backed by the transferred financial assets to investors. After the securitization, the Company and its subsidiaries continue to hold a subordinated part of the securities, and take a role as a servicer.

The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the power to direct the activities that most significantly impact the entity’s economic performance by designing the securitization scheme and conducting servicing activities, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by retaining the subordinated part of the securities.

Assets of the consolidated VIEs are mainly included in investment in direct financing leases and installment loans in the consolidated balance sheets. Liabilities of those consolidated VIEs are mainly included in long-term debt in the consolidated balance sheets.

(g) VIEs for securitization of commercial mortgage loans originated by third parties

The Company’s subsidiaries hold the subordinated portion of CMBS originated by third parties. In addition to holding the subordinated portion, the subsidiaries sometimes take a role as a special-servicer of the securitization transaction. As the special servicer, the subsidiaries have rights to dispose of real estate collateral related to the securitized commercial mortgage loans.

The subsidiaries consolidate certain of these VIEs when the subsidiaries have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the role as special-servicer including the right to dispose of the collateral, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by holding the subordinated part of the securities.

Assets of the consolidated VIEs are mainly included in installment loans and investment in securities in the consolidated balance sheets. Liabilities of those consolidated VIEs are mainly included in long-term debt in the consolidated balance sheets.

Variable interests of non-consolidated VIEs, for which the Company or its subsidiaries are not the special servicer, are included in investment in securities.

(h) Other VIEs

The Company and its subsidiaries are involved with other types of VIEs for various purposes. Consolidated and non-consolidated VIEs of this category are mainly kumiai structures. In addition, a subsidiary has consolidated a VIE which is not included in the categories (a) through (g) above, because the subsidiary holds the subordinated portion of the VIE and the VIE is effectively controlled by the subsidiary.

In Japan, certain subsidiaries provide investment products to their customers that employ a contractual mechanism known as a kumiai, which in part result in the subsidiaries forming a type of SPE. As a means to finance the purchase of aircraft or other large-ticket items to be leased to third parties, the Company and its subsidiaries arrange and market kumiai products to investors, who invest a portion of the funds necessary into the kumiai structure. The remainder of the purchase funds is borrowed by the kumiai structure in the form of a non-recourse loan from one or more financial institutions. The kumiai investors (and any lenders to the kumiai structure) retain all of the economic risks and rewards in connection with purchasing and leasing activities of the kumiai structure, and all related gains or losses are recorded on the financial statements of investors in the kumiai. The Company and its subsidiaries are responsible for the arrangement and marketing of these products, and may act as servicer or administrator in kumiai transactions. The fee income for the arrangement and administration of these transactions is recognized in the consolidated statements of income.

In some cases, the Company and its subsidiaries make investments to the kumiai or its related SPE and these VIEs are consolidated because the Company and its subsidiaries have a responsibility to absorb any significant potential loss through the investments. In other cases, the Company and its subsidiaries are not considered to be the primary beneficiary of the VIEs or kumiais because the Company and its subsidiaries did not make significant investments or guarantee or otherwise have any significant financial commitments or exposure with respect to the kumiai or its related SPE.

The Company and its subsidiaries may use VIEs to finance. The Company and its subsidiaries transfer their own held assets to SPEs, which borrow non-recourse loan from financial institutions and effectively pledge such assets as collateral. The Company guarantees the performance of obligation of the SPEs. The Company and its subsidiaries continually hold subordinated interests in the SPEs and perform administrative work of such assets. The Company and its subsidiaries consolidate such SPEs because the Company and its subsidiaries have a right to direct the activities of them that most significantly impact their economic performance and have the obligation to absorb losses expected of them by setting up the scheme and performing administrative work of the assets. Assets of the consolidated SPEs are mainly included in investment in operating leases and other assets and liabilities are mainly included in long- term debt in the consolidated balance sheets, respectively.